Operating Segments - Virginia Power (Narrative) (Detail) - Operating Segments - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
After- tax net benefits (expenses)	$ 304	$ 352
Corporate and Other
Segment Reporting Information [Line Items]
After- tax net benefits (expenses)	409	29
After- tax net benefits (expenses) for specific items	464	20
Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Charge associated with storm damage and service restoration		94
Charge associated with storm damage and service restoration, after tax		70
Charge for amortization of a regulatory asset, 2021 Triennial Review	61	61
Charge for amortization of a regulatory asset, 2021 Triennial Review, after tax	45	45
Virginia Electric and Power Company | Corporate and Other
Segment Reporting Information [Line Items]
After- tax net benefits (expenses)	(31)	(159)
After- tax net benefits (expenses) for specific items	$ (32)	$ (130)